U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

September 12, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Oaktree Funds

Dear Sir or Madam:

Pursuant to Section 8(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith is the notification of registration for Oaktree Funds, which is filing a registration statement as required by Section 8(b) of the 1940 Act and Section 6(a) of the Securities Act of 1933, as amended, concurrently with the filing of this notification of registration.

If you have any questions or require further information, please contact Alia Vasquez at (414) 765-6620 or alia.vasquez@usbank.com.

Sincerely,

/s/ Alia Vasquez
Alia Vasquez, Esq.
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust